GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 4, 2003

                       SUPPLEMENT TO THE PROSPECTUSES FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              DATED MAY 1, 2002 FOR
                           "GOLDENSELECT ESII PROSPECTUS"
                     "GOLDENSELECT GENERATIONS PROSPECTUS"

                          -----------------------------

The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually). The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:


          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

125127   ESII-Generations                                             02/04/2003

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

     (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the contract value allocated to Excluded Funds; and

     (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, or "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. Please note that if you elect partial annuitization, income payments received will be reported as withdrawals. Please consult your tax adviser before making this election.

The following are the MGIB Income Options available under the MGIB Rider:

          (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

          (b)  Income for a 20-30 year period certain;

          (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                        TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                        CHARGES             1 YEAR              10 YEARS
                            ----------------                     ---------------    -----------------     ----------------
                             WITH       W/O     TOTAL ANNUAL     WITH      W/O       WITH       W/O       WITH        W/O
                              THE       ANY      INVESTMENT       THE      ANY        THE       ANY        THE        ANY
                             RIDER     RIDER      PORTFOLIO      RIDER    RIDER      RIDER     RIDER      RIDER      RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE       CHARGES      CHARGES   CHARGE    CHARGES   CHARGE     CHARGES    CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap                      3.33%      1.89%       1.01%      4.34%      2.90%       $124      $109       $449       $322
Capital Growth               3.33%      1.89%       1.02%      4.35%      2.91%       $124      $109       $449       $323
Capital Guardian Small Cap   3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Core Bond                    3.33%      1.89%       1.01%      4.34%      2.90%       $124      $109       $449       $322
Developing World             3.33%      1.89%       1.76%      5.09%      3.65%       $131      $117       $507       $391
Diversified Mid-Cap          3.33%      1.89%       1.01%      4.34%      2.90%       $124      $109       $449       $322
Equity Growth-S              3.33%      1.89%       1.01%      4.34%      2.90%       $124      $109       $449       $322
Equity Income                3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Equity Opportunity           3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Focus Value-S                3.33%      1.89%       1.06%      4.39%      2.95%       $124      $110       $453       $327
Fully Managed                3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Fundamental Growth-S         3.33%      1.89%       1.06%      4.39%      2.95%       $124      $110       $453       $327
Global Franchise-S           3.33%      1.89%       1.26%      4.59%      3.15%       $126      $112       $469       $346
Growth                       3.33%      1.89%       1.02%      4.35%      2.91%       $124      $109       $449       $323
Hard Assets                  3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
International Enhanced
   EAFE-S                    3.33%      1.89%       1.26%      4.59%      3.15%       $126      $112       $469       $346
International Equity         3.33%      1.89%       1.26%      4.59%      3.15%       $126      $112       $469       $346
Internet Tollkeeper          3.33%      1.89%       1.86%      5.19%      3.75%       $132      $118       $514       $399
Investors                    3.33%      1.89%       1.01%      4.34%      2.90%       $124      $109       $449       $322
J.P. Morgan Fleming Small
   Cap Equity-S              3.33%      1.89%       1.16%      4.49%      3.05%       $125      $111       $461       $336
Janus Growth and Income      3.33%      1.89%       1.11%      4.44%      3.00%       $125      $110       $457       $332
Large Cap Value              3.33%      1.89%       1.01%      4.34%      2.90%       $124      $109       $449       $322
Limited Maturity Bond        2.94%      1.89%       0.54%      3.48%      2.43%       $115      $105       $371       $277
Liquid Asset                 2.94%      1.89%       0.54%      3.48%      2.43%       $115      $105       $371       $277
Managed Global               3.33%      1.89%       1.26%      4.59%      3.15%       $126      $112       $469       $346
Mid-Cap Growth               3.33%      1.89%       0.89%      4.22%      2.78%       $122      $108       $439       $311
Real Estate                  3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Research                     3.33%      1.89%       0.89%      4.22%      2.78%       $122      $108       $439       $311
Special Situations           3.33%      1.89%       1.11%      4.44%      3.00%       $125      $110       $457       $322
Strategic Equity             3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Total Return                 3.33%      1.89%       0.89%      4.22%      2.78%       $122      $108       $439       $311
Value Equity                 3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317
Van Kampen Growth and
   Income                    3.33%      1.89%       0.95%      4.28%      2.84%       $123      $109       $444       $317

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic

   Trends Fund               3.33%      1.89%       1.45%      4.78%      3.34%       $128      $114       $483       $363

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP
Equity-Income Portfolio      3.33%      1.89%       0.84%      4.17%      2.73%       $122      $108       $435       $306
-S2

Fidelity VIP Growth
   Portfolio -S2             3.33%      1.89%       0.93%      4.26%      2.82%       $123      $109       $442       $315

ING GET FUND
ING GET                      3.83%      2.39%       1.00%      4.83%      3.39%       $128       $97       N/A        N/A

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth      3.33%      1.89%       1.23%      4.56%      3.12%       $126      $111       $466       $343

ING VP BOND PORTFOLIO
ING VP Bond Portfolio -S     3.33%      1.89%       0.75%      4.08%      2.64%       $121      $107       $427       $297

ING VARIABLE PRODUCTS TRUST
ING VP Growth
   Opportunities (S)         3.33%      1.89%       1.10%      4.43%      2.99%       $124      $110       $456       $331
ING VP MagnaCap  (S)         3.33%      1.89%       1.10%      4.43%      2.99%       $124      $110       $456       $331
ING VP SmallCap
   Opportunities (S)         3.33%      1.89%       1.10%      4.43%      2.99%       $124      $110       $456       $331

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF- Financial
   Services Fund             3.33%      1.89%       1.07%      4.40%      2.96%       $124      $110       $453       $328
INVESCO VIF-
   Health Sciences Fund      3.33%      1.89%       1.06%      4.39%      2.95%       $124      $110       $453       $327
INVESCO VIF-
   Leisure Fund              3.33%      1.89%       1.39%      4.72%      3.28%       $127      $113       $479       $358
INVESCO VIF-
   Utilities Fund            3.33%      1.89%       1.37%      4.70%      3.26%       $127      $113       $477       $356

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield             3.33%      1.89%       0.75%      4.08%      2.64%       $121      $107       $427       $297
PIMCO StocksPLUS Growth      3.33%
   and Income                           1.89%       0.65%      3.98%      2.54%       $120      $106       $419       $288

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio   3.33%      1.89%       1.04%      4.37%      2.93%       $124      $110       $451       $325
Pioneer Mid-Cap Value VCT
   Portfolio                 3.33%      1.89%       1.11%      4.44%      3.00%       $125      $110       $457       $332

PROFUNDS VP
ProFund VP Bull              3.33%      1.89%       1.98%      5.31%      3.87%       $133      $119       $523       $410
ProFund VP Europe 30         3.33%      1.89%       1.89%      5.22%      3.78%       $132      $118       $516       $402
ProFund VP Small-Cap         3.33%      1.89%       2.25%      5.58%      4.14%       $136      $122       $542       $432

THE PRUDENTIAL SERIES FUND, INC.
Jennison                     3.33%      1.89%       1.04%      4.37%      2.93%       $124      $110       $451       $325
SP Jennison International
   Growth                    3.33%      1.89%       2.26%      5.59%      4.15%       $136      $122       $543       $433
------------------------------------------------------------------------------------------------------------------------------

EXAMPLES

The following two examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. These examples replace Examples 1 and 2 currently in your prospectus. Examples 3 and 4 are unchanged. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $68,000). These examples also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. Each example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                             $124              $191             $261              $449
      Capital Growth                                      $124              $192             $261              $449
      Capital Guardian Small Cap                          $123              $190             $258              $444
      Core Bond                                           $124              $191             $261              $449
      Developing World                                    $131              $212             $294              $507
      Diversified Mid-Cap                                 $124              $191             $261              $449
      Equity Growth-S                                     $124              $191             $261              $449
      Equity Income                                       $123              $190             $258              $444
      Equity Opportunity                                  $123              $190             $258              $444
      Focus Value-S                                       $124              $193             $263              $453
      Fully Managed                                       $123              $190             $258              $444
      Fundamental Growth-S                                $124              $193             $263              $453
      Global Franchise-S                                  $126              $199             $272              $469
      Growth                                              $124              $192             $261              $449
      Hard Assets                                         $123              $190             $258              $444
      International Enhanced EAFE-S                       $126              $199             $272              $469
      International Equity                                $126              $199             $272              $469
      Internet Tollkeeper                                 $132              $215             $298              $514
      Investors                                           $124              $191             $261              $449
      J.P. Morgan Fleming Small Cap Equity-S              $125              $196             $267              $461
      Janus Growth and Income                             $125              $194             $265              $457
      Large Cap Value                                     $124              $191             $261              $449
      Limited Maturity Bond                               $115              $167             $220              $371
      Liquid Asset                                        $115              $167             $220              $371
      Managed Global                                      $126              $199             $272              $469
      Mid-Cap Growth                                      $122              $188             $255              $439
      Real Estate                                         $123              $190             $258              $444
      Research                                            $122              $188             $255              $439
      Special Situations                                  $125              $194             $265              $457
      Strategic Equity                                    $123              $190             $258              $444
      Total Return                                        $122              $188             $255              $439
      Value Equity                                        $123              $190             $258              $444
      Van Kampen Growth and Income                        $123              $190             $258              $444

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund               $128              $204             $280              $483

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2            $122              $187             $253              $435
      Fidelity VIP Growth Portfolio -S2                   $123              $189             $257              $442

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                             $126              $198             $271              $466
      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                            $121              $184             $249              $427

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                     $124              $194             $265              $456
      ING VP MagnaCap  (S)                                $124              $194             $265              $456
      ING VP SmallCap Opportunities (S)                   $124              $194             $265              $456

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                $124              $193             $263              $453
      INVESCO VIF- Health Sciences Fund                   $124              $193             $263              $453
      INVESCO VIF- Leisure Fund                           $127              $202             $278              $479
      INVESCO VIF- Utilities Fund                         $127              $202             $277              $477

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                    $121              $184             $249              $427
      PIMCO StocksPLUS Growth and Income                  $120              $181             $244              $419

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                          $124              $192             $262              $451
      Pioneer Mid-Cap Value VCT Portfolio                 $125              $194             $265              $457

      PROFUNDS
      ProFund VP Bull                                     $133              $219             $303              $523
      ProFund VP Europe 30                                $132              $216             $300              $516
      ProFund VP Small-Cap                                $136              $226             $315              $542

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                            $124              $192             $262              $451
      SP Jennison International Growth                    $136              $226             $315              $543

      ING GET FUND
      ING GET                                             $128              $205             $283              N/A
      --------------------------------------------------------------------------------------------------------------------

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap                                              $44              $131             $221              $449
      Capital Growth                                       $44              $132             $221              $449
      Capital Guardian Small Cap                           $43              $130             $218              $444
      Core Bond                                            $44              $131             $221              $449
      Developing World                                     $51              $152             $254              $507
      Diversified Mid-Cap                                  $44              $131             $221              $449
      Equity Growth-S                                      $44              $131             $221              $449
      Equity Income                                        $43              $130             $218              $444
      Equity Opportunity                                   $43              $130             $218              $444
      Focus Value-S                                        $44              $133             $223              $453
      Fully Managed                                        $43              $130             $218              $444
      Fundamental Growth-S                                 $44              $133             $223              $453
      Global Franchise-S                                   $46              $139             $232              $469
      Growth                                               $44              $132             $221              $449
      Hard Assets                                          $43              $130             $218              $444
      International Enhanced EAFE-S                        $46              $139             $232              $469
      International Equity                                 $46              $139             $232              $469
      Internet Tollkeeper                                  $52              $155             $258              $514
      Investors                                            $44              $131             $221              $449
      J.P. Morgan Fleming Small Cap Equity-S               $45              $136             $227              $461
      Janus Growth and Income                              $45              $134             $225              $457
      Large Cap Value                                      $44              $131             $221              $449
      Limited Maturity Bond                                $35              $107             $180              $371
      Liquid Asset                                         $35              $107             $180              $371
      Managed Global                                       $46              $139             $232              $469
      Mid-Cap Growth                                       $42              $128             $215              $439
      Real Estate                                          $43              $130             $218              $444
      Research                                             $42              $128             $215              $439
      Special Situations                                   $45              $134             $225              $457
      Strategic Equity                                     $43              $130             $218              $444
      Total Return                                         $42              $128             $215              $439
      Value Equity                                         $43              $130             $218              $444
      Van Kampen Growth and Income                         $43              $130             $218              $444

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund                $48              $144             $240              $483

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2             $42              $127             $213              $435
      Fidelity VIP Growth Portfolio -S2                    $43              $129             $217              $442

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                              $46              $138             $231              $466

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                             $41              $124             $209              $427

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                      $44              $134             $225              $456
      ING VP MagnaCap  (S)                                 $44              $134             $225              $456
      ING VP SmallCap Opportunities (S)                    $44              $134             $225              $456

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                 $44              $133             $223              $453
      INVESCO VIF- Health Sciences Fund                    $44              $133             $223              $453
      INVESCO VIF- Leisure Fund                            $47              $142             $238              $479
      INVESCO VIF- Utilities Fund                          $47              $142             $237              $477

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                     $41              $124             $209              $427
      PIMCO StocksPLUS Growth and Income                   $40              $121             $204              $419

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                           $44              $132             $222              $451
      Pioneer Mid-Cap Value VCT Portfolio                  $45              $134             $225              $457

      PROFUNDS
      ProFund VP Bull                                      $53              $159             $263              $523
      ProFund VP Europe 30                                 $52              $156             $260              $516
      ProFund VP Small-Cap                                 $56              $166             $275              $542

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                             $44              $132             $222              $451
      SP Jennison International Growth                     $56              $166             $275              $543

      ING GET FUND
      ING GET                                              $48              $145             $243              N/A
      --------------------------------------------------------------------------------------------------------------------










GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

125127   ESII-Generations                                             02/04/2003

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED FEBRUARY 4, 2003

                        SUPPLEMENT TO THE PROSPECTUS FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             DATED JULY 31, 2002 FOR
                     "GOLDENSELECT OPPORTUNITIES PROSPECTUS"

                          -----------------------------

The following information supplements the "Optional Riders" section of the prospectus with regard to the benefit under the Minimum Guaranteed Income Benefit ("MGIB") Rider and the charges under all three optional benefit riders. These provisions apply only to a new category of contract owners, Yr-2003 contract owners. Yr-2003 contract owners are those who purchased contracts on or after January 15, 2003, and whose contracts contain the new living benefit rider provisions described in this supplement.

OPTIONAL RIDER CHARGES

The section, "Optional Rider Charges" under "Charges and Fees" in the prospectus is hereby amended to provide that the quarterly charge for the Minimum Guaranteed Accumulation Benefit Rider ("MGAB") and the Minimum Guaranteed Withdrawal Benefit Rider ("MGWB") and for the MGIB Rider in states where the Yr-2003 benefit rider is not available, is 0.1625% of the MGAB is 0.1625% of the MGAB Charge Base or original MGWB Eligible Payment Amount, as applicable (0.65% annually).. The quarterly charge for the MGIB Rider for Yr-2003 contracts is 0.1875% of the MGIB Charge Base (0.75% annually).

MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

CALCULATION OF MINIMUM GUARANTEED INCOME BENEFIT

The section, "Minimum Guaranteed Income Benefit (MGIB) Rider" under "Optional Riders" in the prospectus is hereby amended as follows for Yr-2003 contract owners. Other than as noted below, the provisions of the prospectus remain unchanged and continue to apply.

MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

     (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the contract value allocated to Excluded Funds; and

     (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the contract value allocated to Excluded Funds.

The MGIB ROLLUP BASE is calculated as described in the prospectus for the MGIB Base except that the MAXIMUM MGIB BASE equals 300% of eligible premiums adjusted pro rata for withdrawals, and the words, "MGIB Rollup Base", replace the words, or "MGIB Base".

The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

     o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

     o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

          (1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

          (2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds and Special Funds, and transfers.

     o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

EFFECT OF TRANSFERS ON MGIB RATCHET BASE:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

MGIB INCOME OPTIONS

A new option is available, once during the life of the Contract, to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values. Please note that if you elect partial annuitization, income payments received will be reported as withdrawals. Please consult your tax adviser before making this election.

The following are the MGIB Income Options available under the MGIB Rider:

     (a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     (b)  Income for a 20-30 year period certain;

     (c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. The following table replaces the expense table in the Profile to the Prospectus, and reflects the new highest optional rider charge, assumed to be 1.14%, where the rider base is equal to the initial premium and increases by 7% each year.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                        TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                        CHARGES             1 YEAR              10 YEARS
                            ----------------                     ---------------    -----------------     ----------------
                             WITH       W/O     TOTAL ANNUAL     WITH      W/O       WITH       W/O       WITH        W/O
                              THE       ANY      INVESTMENT       THE      ANY        THE       ANY        THE        ANY
                             RIDER     RIDER      PORTFOLIO      RIDER    RIDER      RIDER     RIDER      RIDER      RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE       CHARGES      CHARGES   CHARGE    CHARGES   CHARGE     CHARGES    CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
All Cap -A                   3.33%      1.89%       1.16%      4.49%      3.05%       $124      $111       $461       $336
Capital Growth -A            3.33%      1.89%       1.17%      4.50%      3.06%       $124      $111       $449       $337
Capital Guardian
   Small Cap -A              3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $449       $331
Core Bond -A                 3.33%      1.89%       1.16%      4.49%      3.05%       $124      $111       $444       $336
Developing World -A          3.33%      1.89%       1.91%      5.24%      3.80%       $131      $118       $449       $404
Diversified Mid-Cap -A       3.33%      1.89%       1.16%      4.49%      3.05%       $124      $111       $507       $336
Equity Growth Series -A      3.33%      1.89%       1.16%      4.49%      3.05%       $124      $111       $449       $336
Equity Income -A             3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $449       $331
Equity Opportunity -A        3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $444       $331
Focus Value Series -A        3.33%      1.89%       1.21%      4.54%      3.10%       $124      $111       $444       $341
Fully Managed -A             3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $453       $331
Fundamental Growth
   Series -A                 3.33%      1.89%       1.21%      4.54%      3.10%       $124      $111       $444       $341
Global Franchise Series -A   3.33%      1.89%       1.41%      4.74%      3.30%       $126      $113       $453       $359
Growth -A                    3.33%      1.89%       1.17%      4.50%      3.06%       $124      $111       $469       $337
Hard Assets -A               3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $449       $331
International Enhanced
EAFE Series -A               3.33%      1.89%       1.41%      4.74%      3.30%       $126      $113       $444       $359
International Equity -A      3.33%      1.89%       1.41%      4.74%      3.30%       $126      $113       $469       $359
Internet Tollkeeper -A       3.33%      1.89%       2.01%      5.34%      3.90%       $132      $119       $469       $412
Investors -A                 3.33%      1.89%       1.16%      4.49%      3.05%       $124      $111       $514       $336
J.P. Morgan Fleming Small
Cap Equity Series -A         3.33%      1.89%       1.31%      4.64%      3.20%       $125      $112       $449       $350
Janus Growth and
   Income -A                 3.33%      1.89%       1.26%      4.59%      3.15%       $125      $112       $461       $346
Large Cap Value -A           3.33%      1.89%       1.16%      4.49%      3.05%       $124      $111       $457       $336
Liquid Asset -A              2.94%      1.89%       0.69%      3.63%      2.58%       $115      $106       $371       $291
Managed Global -A            3.33%      1.89%       1.41%      4.74%      3.30%       $126      $113       $371       $359
Mid-Cap Growth -A            3.33%      1.89%       1.04%      4.37%      2.93%       $122      $110       $469       $325
Real Estate -A               3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $439       $331
Research -A                  3.33%      1.89%       1.04%      4.37%      2.93%       $122      $110       $444       $325
Special Situations -A        3.33%      1.89%       1.26%      4.59%      3.15%       $125      $112       $439       $346
Strategic Equity -A          3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $457       $331
Total Return -A              3.33%      1.89%       1.04%      4.37%      2.93%       $122      $110       $444       $325
Value Equity -A              3.33%      1.89%       1.10%      4.43%      2.99%       $123      $110       $439       $331
Van Kampen Growth and
   Income -A                 3.33%      1.89%       1.10%      4.43%      2.99%       $128      $110       $444       $331

AIM VARIABLE INSURANCE FUND
AIM V.I. Dent Demographic
Trends Fund                  3.33%      1.89%       1.45%      4.78%      3.34%       $123      $114       $444       $363

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP
   Equity-Income             3.33%      1.89%       0.84%      4.17%      2.73%       $128      $108       $483       $306
   Portfolio -S2
Fidelity VIP Growth
   Portfolio -S2             3.33%      1.89%       0.93%      4.26%      2.82%       $122      $109       $435       $315

ING GET FUND
ING GET Fund                 3.83%      2.39%       1.00%      4.83%      3.39%       $123      $109       N/A        N/A

ING PARTNERS, INC.
ING Van Kampen Comstock      3.33%      1.89%       1.20%      4.53%      3.09%       $126      $111       $466       $340

ING VARIABLE INSURANCE TRUST
ING VP Worldwide Growth

                             3.33%      1.89%       1.23%      4.56%      3.12%       $121      $111       $427       $343

ING VARIABLE PRODUCTS TRUST
ING VP Growth
   Opportunities (S)         3.33%      1.89%       1.10%      4.43%      2.99%       $124      $110       $456       $331
ING VP MagnaCap  (S)         3.33%      1.89%       1.10%      4.43%      2.99%       $124      $110       $456       $331
ING VP SmallCap
   Opportunities (S)         3.33%      1.89%       1.10%      4.43%      2.99%       $124      $110       $456       $331

ING VP BOND PORTFOLIO
ING VP Bond Portfolio -S     3.33%      1.89%       0.75%      4.08%      2.64%       $124      $107       $453       $297

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-
   Financial Services Fund   3.33%      1.89%       1.07%      4.40%      2.96%       $124      $110       $453       $328
INVESCO VIF-
   Health Sciences Fund      3.33%      1.89%       1.06%      4.39%      2.95%       $127      $110       $479       $327
INVESCO VIF-
   Leisure Fund              3.33%      1.89%       1.39%      4.72%      3.28%       $127      $113       $477       $358
INVESCO VIF-
   Utilities Fund            3.33%      1.89%       1.37%      4.70%      3.26%       $121      $113       $427       $356

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield             3.33%      1.89%       0.75%      4.08%      2.64%       $120      $107       $419       $297

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio   3.33%      1.89%       1.04%      4.37%      2.93%       $124      $110       $451       $325
Pioneer Mid-Cap Value VCT
   Portfolio                 3.33%      1.89%       1.11%      4.44%      3.00%       $125      $110       $457       $332

PROFUNDS VP
ProFund VP Bull              3.33%      1.89%       1.98%      5.31%      3.87%       $133      $119       $523       $410
ProFund VP Europe 30         3.33%      1.89%       1.89%      5.22%      3.78%       $132      $118       $516       $402
ProFund VP Small-Cap         3.33%      1.89%       2.25%      5.58%      4.14%       $136      $122       $542       $432

THE PRUDENTIAL SERIES FUND, INC.
Jennison                     3.33%      1.89%       1.04%      4.37%      2.93%       $124      $110       $451       $325
SP Jennison
   International Growth      3.33%      1.89%       2.26%      5.59%      4.15%       $136      $122       $543       $433
------------------------------------------------------------------------------------------------------------------------------


EXAMPLES

The following two examples are designed to show you the expenses you would pay on a $1,000 investment, that earns 5% annually. These examples replace Examples 1 and 2 currently in your prospectus. Examples 3 and 4 are unchanged. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $68,000). Expenses for the GET Fund, if available, also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. These examples also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually and that you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. For Yr-2003 contract owners, the assumed annual rider charge is 0.75% for allocations to the Liquid Asset Portfolio or Limited Maturity Bond Portfolio. Each example also assumes that any applicable expense reimbursement of underlying portfolio expenses will continue for the periods shown. If another death benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap -A                                          $125              $196             $267              $461
      Capital Growth -A                                   $125              $196             $268              $461
      Capital Guardian Small Cap -A                       $124              $194             $265              $456
      Core Bond -A                                        $125              $196             $267              $461
      Developing World -A                                 $132              $217             $300              $518
      Diversified Mid-Cap -A                              $125              $196             $267              $461
      Equity Growth Series -A                             $125              $196             $267              $461
      Equity Income -A                                    $124              $194             $265              $456
      Equity Opportunity -A                               $124              $194             $265              $456
      Focus Value Series -A                               $126              $197             $270              $465
      Fully Managed -A                                    $124              $194             $265              $456
      Fundamental Growth Series -A                        $126              $197             $270              $465
      Global Franchise Series -A                          $127              $203             $279              $480
      Growth -A                                           $125              $196             $268              $461
      Hard Assets -A                                      $124              $194             $265              $456
      International Enhanced EAFE Series -A               $127              $203             $279              $480
      International Equity -A                             $127              $203             $279              $480
      Internet Tollkeeper -A                              $133              $219             $305              $525
      Investors -A                                        $125              $196             $267              $461
      J.P. Morgan Fleming Small Cap Equity Series -A      $126              $200             $274              $472
      Janus Growth and Income -A                          $126              $199             $272              $469
      Large Cap Value -A                                  $125              $196             $267              $461
      Liquid Asset -A                                     $117              $171             $227              $385
      Managed Global -A                                   $127              $203             $279              $480
      Mid-Cap Growth -A                                   $124              $192             $262              $451
      Real Estate -A                                      $124              $194             $265              $456
      Research -A                                         $124              $192             $262              $451
      Special Situations -A                               $126              $199             $272              $469
      Strategic Equity -A                                 $124              $194             $265              $456
      Total Return -A                                     $124              $192             $262              $451
      Value Equity -A                                     $124              $194             $265              $456
      Van Kampen Growth and Income -A                     $124              $194             $265              $456

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund               $128              $204             $280              $483

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2            $122              $187             $253              $435
      Fidelity VIP Growth Portfolio -S2                   $123              $189             $257              $442

      ING GET FUND
      ING GET Fund                                        $128              $205             $283              N/A

      ING PARTNERS, INC.
      ING Van Kampen Comstock                             $125              $197             $269              $464

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                             $126              $198             $271              $466

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                     $124              $194             $265              $456
      ING VP MagnaCap  (S)                                $124              $194             $265              $456
      ING VP SmallCap Opportunities (S)                   $124              $194             $265              $456

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                            $121              $184             $249              $427

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                $124              $193             $263              $453
      INVESCO VIF- Health Sciences Fund                   $124              $193             $263              $453
      INVESCO VIF- Leisure Fund                           $127              $202             $278              $479
      INVESCO VIF- Utilities Fund                         $127              $202             $277              $477

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                    $121              $184             $249              $427

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                          $124              $192             $262              $451
      Pioneer Mid-Cap Value VCT Portfolio                 $125              $194             $265              $457

      PROFUNDS
      ProFund VP Bull                                     $133              $219             $303              $523
      ProFund VP Europe 30                                $132              $216             $300              $516
      ProFund VP Small-Cap                                $136              $226             $315              $542

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                            $124              $192             $262              $451
      SP Jennison International Growth                    $136              $226             $315              $543
      --------------------------------------------------------------------------------------------------------------------

Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
      All Cap -A                                           $45              $136             $227              $461
      Capital Growth -A                                    $45              $136             $228              $461
      Capital Guardian Small Cap -A                        $44              $134             $225              $456
      Core Bond -A                                         $45              $136             $227              $461
      Developing World -A                                  $52              $157             $260              $518
      Diversified Mid-Cap -A                               $45              $136             $227              $461
      Equity Growth Series -A                              $45              $136             $227              $461
      Equity Income -A                                     $44              $134             $225              $456
      Equity Opportunity -A                                $44              $134             $225              $456
      Focus Value Series -A                                $46              $137             $230              $465
      Fully Managed -A                                     $44              $134             $225              $456
      Fundamental Growth Series -A                         $46              $137             $230              $465
      Global Franchise Series -A                           $47              $143             $239              $480
      Growth -A                                            $45              $136             $228              $461
      Hard Assets -A                                       $44              $134             $225              $456
      International Enhanced EAFE Series -A                $47              $143             $239              $480
      International Equity -A                              $47              $143             $239              $480
      Internet Tollkeeper -A                               $53              $159             $265              $525
      Investors -A                                         $45              $136             $227              $461
      J.P. Morgan Fleming Small Cap Equity Series -A       $46              $140             $234              $472
      Janus Growth and Income -A                           $46              $139             $232              $469
      Large Cap Value -A                                   $45              $136             $227              $461
      Liquid Asset -A                                      $37              $111             $187              $385
      Managed Global -A                                    $47              $143             $239              $480
      Mid-Cap Growth -A                                    $44              $132             $222              $451
      Real Estate -A                                       $44              $134             $225              $456
      Research -A                                          $44              $132             $222              $451
      Special Situations -A                                $46              $139             $232              $469
      Strategic Equity -A                                  $44              $134             $225              $456
      Total Return -A                                      $44              $132             $222              $451
      Value Equity -A                                      $44              $134             $225              $456
      Van Kampen Growth and Income -A                      $44              $134             $225              $456

      AIM VARIABLE INSURANCE FUNDS
      AIM V.I. Dent Demographic Trends Fund                $48              $144             $240              $483

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Equity-Income Portfolio -S2             $42              $127             $213              $435
      Fidelity VIP Growth Portfolio -S2                    $43              $129             $217              $442

      ING GET FUND
      ING GET Fund                                         $48              $145             $243              N/A

      ING PARTNERS, INC.
      ING Van Kampen Comstock                              $45              $137             $229              $464

      ING VARIABLE INSURANCE TRUST
      ING VP Worldwide Growth                              $46              $138             $231              $466

      ING VARIABLE PRODUCTS TRUST
      ING VP Growth Opportunities (S)                      $44              $134             $225              $456
      ING VP MagnaCap  (S)                                 $44              $134             $225              $456
      ING VP SmallCap Opportunities (S)                    $44              $134             $225              $456

      ING VP BOND PORTFOLIO
      ING VP Bond Portfolio -S                             $41              $124             $209              $427

      INVESCO VARIABLE INVESTMENT FUNDS, INC.
      INVESCO VIF- Financial Services Fund                 $44              $133             $223              $453
      INVESCO VIF- Health Sciences Fund                    $44              $133             $223              $453
      INVESCO VIF- Leisure Fund                            $47              $142             $238              $479
      INVESCO VIF- Utilities Fund                          $47              $142             $237              $477

      THE PIMCO VARIABLE INSURANCE TRUST
      PIMCO High Yield                                     $41              $124             $209              $427

      PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Fund VCT Portfolio                           $44              $132             $222              $451
      Pioneer Mid-Cap Value VCT Portfolio                  $45              $134             $225              $457

      PROFUNDS
      ProFund VP Bull                                      $53              $159             $263              $523
      ProFund VP Europe 30                                 $52              $156             $260              $516
      ProFund VP Small-Cap                                 $56              $166             $275              $542

      THE PRUDENTIAL SERIES FUND, INC.
      Jennison                                             $44              $132             $222              $451
      SP Jennison International Growth                     $56              $166             $275              $543
      --------------------------------------------------------------------------------------------------------------------
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GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

125129   Opportunities                                                02/04/2003